Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Interest expense	₩ (16,761,289)	₩ (9,495,472)	₩ (3,954,905)
Profit before income taxes	5,964,960	6,366,626	5,583,664
Income tax expense (benefit)	1,486,960	1,611,112	1,471,036
Profit for the year	4,478,000	4,755,514	4,112,628
Parent Company only
Income
Dividends from banking subsidiaries	1,159,525	902,420	772,420
Dividends from non-banking subsidiaries	626,443	568,474	807,803
Interest income from banking subsidiaries	512	236	173
Interest income from non-banking subsidiaries	92,991	87,215	75,013
Other income	284,072	251,999	235,746
Total income	2,163,543	1,810,344	1,891,155
Expenses
Interest expense	(286,642)	(222,413)	(210,535)
Other expense	(177,484)	(367,015)	(259,188)
Total expenses	(464,126)	(589,428)	(469,723)
Profit before income taxes	1,699,417	1,220,916	1,421,432
Income tax expense (benefit)	28,406	(28,335)	7,476
Profit for the year	₩ 1,671,011	₩ 1,249,251	₩ 1,413,956